Employee benefits - Classes of Benefits and Expenses by Employee (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Profit sharing and bonuses	$ 0	$ 0
Performance bonus and operational targets	68,093	31,546
Total	68,093	31,546
Non-current
Profit sharing and bonuses	1,090	26,970
Severance indemnity payments	44,159	38,637
Total	$ 45,249	$ 65,607